Note 9 - Other Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Core Deposits [Member]
Amortization of Intangible Assets, Total	$ 48,193	$ 35,749	$ 35,749